CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Available-for-sale, Amortized Cost	$ 58,874	$ 50,942
Securities held-to-maturity	9,003	12,655
Mortgage loans held for sale, amortized cost	33,363	37,337
Loans at fair value	10,546	11,422
Loans at amortized cost	$ 10,186	$ 11,466
Common stock, par value	$ 1	$ 1
Common stock, Authorized shares	10,000,000	10,000,000
Common Stock, Shares, Issued	6,407,685	6,406,795
Common Stock, Shares, Outstanding	6,407,685	6,406,795